Major Reseller Customers - Schedule of Revenue by Major Customers by Reporting Segments (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Reseller [Member] | Minimum [Member]
Major Reseller Customers [Line Items]
Concentration Risk, Percentage	5.00%